UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22596

Investment Company Act File Number

MSAM Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

MSAM Completion Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 38.0%

Security	Principal Amount (000’s omitted)	Value
COMM, Series 2014-KYO, Class D, 2.503%, 6/11/27(1)(2)	$150	$150,223
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(1)(2)	200	210,034
HILT, Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	135	138,060
JPMBB, Series 2014-C19, Class D, 4.679%, 4/15/47(1)(2)	150	141,704
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47(1)(2)	100	93,378
JPMCC, Series 2011-C5, Class D, 5.323%, 8/15/46(1)(2)	150	159,656
JPMCC, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	154,043
UBSC, Series 2011-C1, Class D, 5.875%, 1/10/45(1)(2)	150	167,487
UBSCM, Series 2012-C1, Class D, 5.535%, 5/10/45(1)(2)	150	156,970
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(2)	150	139,747

Total Commercial Mortgage-Backed Securities (identified cost $1,488,329)		$1,511,302

Asset-Backed Securities — 30.5%

Security	Principal Amount (000’s omitted)	Value
Lodging and Gaming — 3.8%
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(1)	$151	$151,597

		$151,597

Other ABS — 8.5%
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(1)	$98	$97,653
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(1)	130	130,395
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(1)	110	109,112

		$337,160

Single Family Home Rental — 18.2%
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(1)(3)	$100	$100,001
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(1)(3)	100	99,831
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(1)(3)	165	165,395
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(3)	100	99,861
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.756%, 6/17/31(1)(3)	160	161,490
SBY, Series 2014-1, Class C, 2.20%, 9/17/31(1)(3)	100	100,023

		$726,601

Total Asset-Backed Securities (identified cost $1,211,327)		$1,215,358

Call Options Purchased — 0.9%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$2,105	8/1/14	$5
S&P 500 Index	1	2,090	8/8/14	2
S&P 500 Index	2	2,090	8/16/14	20
S&P 500 Index	1	2,100	8/22/14	15
S&P 500 Index	50	2,000	9/20/14	37,250
S&P 500 Index FLEX	2	2,100	8/4/14	0
S&P 500 Index FLEX	2	2,095	8/6/14	0

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	2	$2,105	8/11/14	$0
S&P 500 Index FLEX	2	2,105	8/13/14	0
S&P 500 Index FLEX	2	2,095	8/18/14	1
S&P 500 Index FLEX	2	2,110	8/20/14	1
S&P 500 Index FLEX	2	2,100	8/25/14	3
S&P 500 Index FLEX	2	2,100	8/27/14	5

Total Call Options Purchased (identified cost $110,288)				$37,302

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$1,820	8/1/14	$40
S&P 500 Index	1	1,790	8/8/14	185
S&P 500 Index	2	1,795	8/16/14	705
S&P 500 Index	1	1,805	8/22/14	600
S&P 500 Index FLEX	2	1,810	8/4/14	8
S&P 500 Index FLEX	2	1,800	8/6/14	32
S&P 500 Index FLEX	2	1,812	8/11/14	203
S&P 500 Index FLEX	2	1,810	8/13/14	274
S&P 500 Index FLEX	2	1,775	8/18/14	270
S&P 500 Index FLEX	2	1,815	8/20/14	669
S&P 500 Index FLEX	2	1,800	8/25/14	776
S&P 500 Index FLEX	2	1,785	8/27/14	717

Total Put Options Purchased (identified cost $4,291)				$4,479

Short-Term Investments — 36.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	$1,434	$1,434,433

Total Short-Term Investments (identified cost $1,434,433)		$1,434,433

Total Investments — 105.6% (identified cost $4,248,668)		$4,202,874

Call Options Written — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$2,010	8/1/14	$(5)
S&P 500 Index	1	1,995	8/8/14	(45)
S&P 500 Index	2	1,995	8/16/14	(240)
S&P 500 Index	1	2,005	8/22/14	(145)
S&P 500 Index FLEX	2	2,005	8/4/14	0
S&P 500 Index FLEX	2	2,000	8/6/14	(5)
S&P 500 Index FLEX	2	2,007	8/11/14	(30)
S&P 500 Index FLEX	2	2,010	8/13/14	(41)
S&P 500 Index FLEX	2	2,000	8/18/14	(217)
S&P 500 Index FLEX	2	2,015	8/20/14	(108)
S&P 500 Index FLEX	2	2,005	8/25/14	(331)
S&P 500 Index FLEX	2	2,005	8/27/14	(388)

Total Call Options Written (premiums received $13,318)				$(1,555)

Put Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$1,915	8/1/14	$(790)
S&P 500 Index	1	1,885	8/8/14	(795)
S&P 500 Index	2	1,890	8/16/14	(2,600)
S&P 500 Index	1	1,900	8/22/14	(1,950)
S&P 500 Index FLEX	2	1,905	8/4/14	(518)
S&P 500 Index FLEX	2	1,895	8/6/14	(626)
S&P 500 Index FLEX	2	1,910	8/11/14	(1,888)
S&P 500 Index FLEX	2	1,905	8/13/14	(1,961)
S&P 500 Index FLEX	2	1,870	8/18/14	(1,404)
S&P 500 Index FLEX	2	1,910	8/20/14	(3,119)
S&P 500 Index FLEX	2	1,895	8/25/14	(2,947)
S&P 500 Index FLEX	2	1,880	8/27/14	(2,566)

Total Put Options Written (premiums received $13,088)				$(21,164)

Other Assets, Less Liabilities — (5.0)%				$(200,886)

Net Assets — 100.0%				$3,979,269

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AH4R	-	American Homes 4 Rent

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Pass-Through Certificates

DROT	-	Diamond Resorts Owner Trust

ESA	-	Extended Stay America Trust

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

HGVT	-	Hilton Grand Vacations Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

OMFIT	-	OneMain Financial Issuance Trust

SBY	-	Silver Bay Realty Trust

SRFC	-	Sierra Receivables Funding Co., LLC

UBSC	-	UBS-Citigroup Commercial Mortgage Trust

UBSCM	-	UBS Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $2,726,660 or 68.5% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $1,452.

The Portfolio did not have any open financial instruments at July 31, 2014.

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	216	$149,464
Options written	1,012	689,414
Options exercised	(384)	(303,787)
Options expired	(800)	(508,685)

Outstanding, end of period	44	$26,406

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. During the fiscal year to date ended July 31, 2014, the Portfolio also held certain purchased call options contracts to enhance returns.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. During the fiscal year to date ended July 31, 2014, the Portfolio purchased and sold U.S. Treasury futures contracts to hedge against fluctuations in interest rates and to manage its effective duration.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Equity Price	Purchased Options	$41,781	$—
Equity Price	Written Options	—	(22,719)

Total		$41,781	$(22,719)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,134,575

Gross unrealized appreciation	$29,807
Gross unrealized depreciation	(3,289)

Net unrealized appreciation	$26,518

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$1,511,302	$—	$1,511,302
Asset-Backed Securities	—	1,215,358	—	1,215,358
Call Options Purchased	37,292	10	—	37,302
Put Options Purchased	1,530	2,949	—	4,479
Short-Term Investments	—	1,434,433	—	1,434,433
Total Investments	$38,822	$4,164,052	$—	$4,202,874

Liability Description
Call Options Written	$(435)	$(1,120)	$—	$(1,555)
Put Options Written	(6,135)	(15,029)	—	(21,164)
Total	$(6,570)	$(16,149)	$—	$(22,719)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAM Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014